VESSELS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET
VESSELS AND EQUIPMENT, NET

(in thousands of $)	2017	2016
Cost	2,256,747	2,154,994
Accumulated depreciation	494,151	417,825
Vessels and equipment, net	1,762,596	1,737,169

During 2017, the Company took delivery of two newbuilding oil product carriers at an aggregate cost of $115.1 million and transferred one container vessel from operating lease asset to a sales-type lease asset. The carrying value of the container vessel reclassified from vessels and equipment to investment in lease asset was $2.3 million. During 2016, the Company took delivery of two newbuilding container vessels at an aggregate cost of $195.0 million.

Depreciation expense was $88.2 million for the year ended December 31, 2017 (2016: $94.3 million; 2015: $78.1 million).

No impairment charges were made against vessels and equipment in 2017. An impairment charge of $4.8 million was recorded against the carrying value of one container vessel in the year ended December 31, 2016. In the year ended December 31, 2015, an impairment charge of $29.2 million was recorded against the carrying value of two container vessels.